Supplemental Information on Oil, Natural Gas, and NGL Producing Activities (Unaudited)	12 Months Ended
Dec. 31, 2017
Extractive Industries [Abstract]
Supplemental Information on Oil, Natural Gas, and NGL Producing Activities (Unaudited)

Note 15 – Supplemental Information on Oil, Natural Gas, and NGL Producing Activities (Unaudited)

The following disclosures provide supplemental unaudited information regarding the Company’s oil, natural gas and NGL activities, which were entirely within the United States.

Costs Incurred in Oil and Natural Gas Property Acquisition, Exploration and Development

Costs incurred in oil, natural gas and NGL property acquisition, exploration and development activities are summarized as follows:

	Year Ended December 31,
	2017	2016	2015
	(in thousands)
Acquisition costs of properties:
Proved properties	$214,647	$1,079	$2,291
Unproved properties	1,018,978	93,705	42,266
Exploratory	8,538	—	—
Development costs	390,991	152,284	24,446

Costs incurred	$1,633,154	$247,068	$69,003

Capitalized Costs Relating to Oil, Natural Gas and NGL Producing Activities

Capitalized costs related to the Company’s oil, natural gas and NGL producing activities are summarized as follows:

	December 31,
	2017	2016
	(in thousands)
Oil and natural gas properties
Proved	$750,492	$184,376
Unproved	1,126,459	141,004
Less: accumulated depreciation, depletion, amortization and impairment	(78,307)	(27,002)

Oil and natural gas properties, net	$1,798,644	$298,378

Oil, Natural Gas and NGL Reserves

Proved oil, natural gas and NGL estimates at December 31, 2017 were prepared by DeGolyer and MacNaughton, independent petroleum engineers. Proved oil, natural gas and NGL estimates at December 31, 2016 and 2015 were prepared by Ralph E. Davis, independent petroleum engineers. Proved reserves were estimated in accordance with guidelines established by the SEC, which require that reserve estimates be prepared under existing economic and operating conditions based upon the 12-month unweighted average of the first day of the month prices. Proved reserves are estimated volumes of oil, natural gas, and NGLs that geological and engineering data demonstrate with reasonable certainty are recoverable in future years from known reservoirs under existing economic and operating conditions. There are numerous uncertainties inherent in estimating quantities of proved reserves, and projecting future production rates and timing of future development costs. The following table sets forth proved reserves during the periods indicated:

	Oil (mbbl)	Natural Gas (mmcf)	NGLs (mbbl)	Total (Mboe)
Proved reserves at December 31, 2014	81	1,798	38	419
Purchase of reserves	45	608	14	160
Extensions and discoveries	279	6,504	632	1,995
Revisions of previous estimates	79	41	42	128
Production	(97)	(434)	(48)	(217)

Proved reserves at December 31, 2015	387	8,517	678	2,484
Purchase of reserves	22	333	33	111
Extensions and discoveries	2,632	33,218	2,956	11,124
Revisions of previous estimates	598	4,145	398	1,687
Production	(740)	(6,382)	(546)	(2,350)

Proved reserves at December 31, 2016	2,900	39,831	3,519	13,057
Purchase of reserves	9,843	163,638	16,870	53,986
Extensions and discoveries	30,554	486,510	61,599	173,238
Revisions of previous estimates	(3,583)	20,844	(260)	(369)
Production	(2,294)	(24,953)	(2,150)	(8,603)

Proved reserves at December 31, 2017	37,420	685,869	79,578	231,309

At December 31, 2017, the Company had approximately 231,309 mboe of proved reserves. The purchase of reserves for the year ended December 31, 2017 includes reserves acquired in the Linn Acquisition. Extensions and discoveries reflect the Company’s 2017 drilling activity in Central Oklahoma. Partially offsetting the additions of reserves was production.

At December 31, 2016, the Company had approximately 13,057 mboe of proved reserves. Extensions and discoveries were partially offset by production in 2016. As Citizen acquired approximately 62,500 net acres of unproved leasehold in 2016, the addition of reserves, resulting from drilling activity in 2016, related to this acquired unproved leasehold was included as extensions and discoveries.

At December 31, 2015, the Company had approximately 2,484 mboe of proved reserves. Extensions and discoveries, resulting from Citizen’s 2015 drilling results, were partially offset by production for 2015.

The following reserve information sets forth the estimated quantities of proved developed and proved undeveloped (“PUD”) oil, natural gas and NGL reserves of the Company as of December 31, 2017, 2016, and 2015:

	December 31,
	2017	2016	2015
Proved Developed Reserves
Oil (mbbl)	12,352	2,900	387
Natural gas (mmcf)	259,193	39,831	8,517
NGL (mbbl)	24,034	3,519	678

Total (mboe)	79,585	13,057	2,484

Proved Undeveloped Reserves
Oil (mbbl)	25,068	—	—
Natural gas (mmcf)	426,676	—	—
NGL (mbbl)	55,544	—	—

Total (mboe)	151,724	—	—

Total Proved Reserves
Oil (mbbl)	37,420	2,900	387
Natural gas (mmcf)	685,869	39,831	8,517
NGL (mbbl)	79,578	3,519	678

Total (mboe)	231,309	13,057	2,484

In accordance with SEC regulations, the Company uses the 12-month average price calculated as the unweighted arithmetic average of the spot price on the first day of each month within the 12-month period prior to the end of the reporting period. The oil and natural gas prices used in computing the Company’s reserves as of December 31, 2017, 2016, and 2015 were $51.34, $42.64, and $50.16 per barrel of oil, respectively, $2.98, $2.48, and $2.59 per mmbtu of natural gas, respectively. The NGL prices used in computing the Company’s reserves as of December 31, 2107, 2016, and 2015 were $19.00, $15.26, and $17.53 per barrel, respectively.

All estimates of proved reserves are determined according to the rules prescribed by the SEC in existence at the time estimates were made. These rules require that the standard of “reasonable certainty” be applied to proved reserve estimates, which is defined as having a high degree of confidence that the quantities will be recovered. A high degree of confidence exists if the quantity is much more likely to be achieved than not, and, as more technical and economic data becomes available, a positive or upward revision or no revision is much more likely than a negative or downward revision. Estimates are subject to revision based upon a number of factors, including many factors beyond the Company’s control such as reservoir performance, prices, economic conditions, and government restrictions. In addition, results of drilling, testing, and production subsequent to the date of an estimate may justify revision of that estimate.

Reserve estimates are often different from the quantities of oil, natural gas, and NGLs that are ultimately recovered. Estimating quantities of proved oil, natural gas and NGL reserves is a complex process that involves significant interpretations and assumptions and cannot be measured in an exact manner. It requires interpretations and judgment of available technical data, including the evaluation of available geological, geophysical and engineering data. The accuracy of any reserve estimate is highly dependent on the quality of available data, the accuracy of the assumptions on which they are based upon, economic factors, such as oil, natural gas and NGL prices, production costs, severance and excise taxes, capital expenditures, workover and remedial costs, and the assumed effects of governmental regulation. In addition, due to the lack of substantial, if any, production data, there are greater uncertainties in estimating PUD reserves, proved developed non-producing reserves and proved developed reserves that are early in their production life. As a result, the Company’s reserve estimates are inherently imprecise.

The meaningfulness of reserve estimates is highly dependent on the accuracy of the assumptions on which they were based. In general, the volume of production from oil and natural gas properties the Company owns declines as reserves are depleted. Except to the extent the Company conducts successful exploration and development activities or acquires additional properties containing proved reserves, or both, the Company’s proved reserves will decline as reserves are produced.

Results of Operations for Oil, Natural Gas and NGL Producing Activities

The following table sets forth the Company’s results of operations for oil, natural gas and NGL producing activities for the years ended December 31, 2017, 2016 and 2015:

	For the Years Ended December 31,
	2017	2016	2015
	(in thousands)
Oil, natural gas, and NGL sales	$166,385	$54,965	$5,685
Production expenses	16,872	5,090	549
Gathering, transportation and processing	18,602	5,920	273
Production taxes	3,685	1,087	190
Exploration expenses	28,154	—	121
Depreciation, depletion and amortization	36,979	24,909	2,060
Accretion of asset retirement obligations	364	87	31
Impairment	4,475	5,258	121

Results of operations	$57,254	$12,614	$2,461

Standardized Measure of Discounted Future Net Cash Flows

The following summary sets forth the Company’s standardized measure of discounted future net cash flows relating from its proved oil, natural gas and NGL reserves.

	For the Years Ended December 31,
	2017	2016	2015
	(in thousands)
Future cash inflows	$5,270,465	$271,428	$47,310
Future production costs	(1,664,724)	(102,817)	(21,289)
Future development costs	(745,769)	—	—
Future income tax expense (1)	—	—	—

Future net cash flows	2,859,972	168,611	26,021
Discount to present value at 10% annual rate	(1,664,303)	(50,339)	(7,111)

Standardized measure of discounted future net cash flows	$1,195,669	$118,272	$18,910

(1)	The Company is a limited liability company treated as a disregarded entity for income tax purposes.

Changes in Standardized Measure of Discounted Future Net Cash Flows

The following table sets forth the changes in the Company’s standardized measure of discounted future net cash flows relating from its proved oil, natural gas and NGL reserves:

	For the Years Ended December 31,
	2017	2016	2015
	(in thousands)
Standardized measure, beginning of year	$118,272	$18,910	$6,500
Sales of oil, natural gas and NGLs produced, net of production costs	(124,526)	(42,868)	(4,673)
Net changes in prices and production costs	36,233	18,256	(2,614)
Extensions and discoveries, net of production and development costs	877,846	104,581	15,235
Changes in estimated future development costs	(17,970)	—	—
Development costs incurred during the period that reduce future costs	148,505	—	—
Revisions of previous quantity estimates	(5,676)	15,573	985
Purchases of reserves	279,026	462	1,428
Accretion of discount	11,827	1,891	650
Changes in production rates and other	(127,868)	1,467	1,399

Standardized measure, end of year	$1,195,669	$118,272	$18,910